Notes to the consolidated statements of income - Net operating loss carryforwards (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure
Net Operating loss carryforwards	€ 351,541
Unrecognized deferred tax assets	166,036
Deferred tax liabilities of foreign subsidiaries	11,744	€ 11,619
Deferred tax liability for undistributed profits of subsidiaries not recognized	€ 5,978,278	€ 7,037,959
Percentage of dividends and capital gain tax free	95.00%
Less than 1 year
Income Tax Disclosure
Net Operating loss carryforwards	€ 6,824
2019
Income Tax Disclosure
Net Operating loss carryforwards	10,810
2020
Income Tax Disclosure
Net Operating loss carryforwards	22,637
2021
Income Tax Disclosure
Net Operating loss carryforwards	10,146
2022
Income Tax Disclosure
Net Operating loss carryforwards	13,103
2023
Income Tax Disclosure
Net Operating loss carryforwards	2,428
2024
Income Tax Disclosure
Net Operating loss carryforwards	3,740
2025
Income Tax Disclosure
Net Operating loss carryforwards	4,753
2026
Income Tax Disclosure
Net Operating loss carryforwards	3,693
2027 and thereafter
Income Tax Disclosure
Net Operating loss carryforwards	118,855
Without expiration date
Income Tax Disclosure
Net Operating loss carryforwards	€ 154,552